Subsidiary Guarantors - Condensed Consolidating Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income (loss)	$ (84,805)	$ (9,077)	$ 225,620
Adjustments to reconcile net income (loss) to net cash provided by operating activities	110,505	77,926	39,699
Net cash provided by operations	25,700	68,849	265,319
Cash flows from investing activities
Additions to oil and gas properties	(264,462)	(311,305)	(474,619)
Net adjustments to purchase price of properties acquired			15,709
Proceeds from sales of assets	1,645	41	448
Acquisition of other property, plant and equipment	(310)	(1,101)	(1,683)
Current period settlements of matured derivative contracts	132,265	144,145	(3,654)
Net cash (used in) investing	(130,862)	(168,220)	(463,799)
Cash flows from financing activities
Proceeds from issuance of long-term debt	130,000	85,000	170,000
Repayment under long-term debt	(62,000)	(335,000)	(468,000)
Proceeds from senior notes		236,475	500,000
Purchase of senior notes	(84,589)
Purchase of treasury stock			(358)
Payment of debt issuance costs		(1,556)	(13,416)
Payment of dividends on preferred stock	(1,615)
Net distributions paid to JEH unitholders	(17,319)
Proceeds from sale of common stock, net of expense	65,446	122,779
Proceeds from sale of preferred stock	87,988
Net cash provided by financing	117,911	107,698	188,226
Net increase (decrease) in cash	12,749	8,327	(10,254)
Cash
Beginning of period	21,893	13,566	23,820
End of period	34,642	21,893	13,566
Eliminations
Cash flows from operating activities
Net income (loss)	66,804	4,728	(63,197)
Adjustments to reconcile net income (loss) to net cash provided by operating activities	(66,804)	(4,728)	63,197
JEI (Parent)
Cash flows from operating activities
Net income (loss)	(42,552)	(2,381)	41,136
Adjustments to reconcile net income (loss) to net cash provided by operating activities	(105,877)	(120,398)	(40,778)
Net cash provided by operations	(148,429)	(122,779)	358
Cash flows from financing activities
Purchase of treasury stock			(358)
Payment of dividends on preferred stock	(1,615)
Net distributions paid to JEH unitholders	23,674
Proceeds from sale of common stock, net of expense	65,446	122,779
Proceeds from sale of preferred stock	87,988
Net cash provided by financing	175,493	122,779	(358)
Net increase (decrease) in cash	27,064
Cash
Beginning of period	100	100	100
End of period	27,164	100	100
Issuers
Cash flows from operating activities
Net income (loss)	(14,461)	84,743	136,929
Adjustments to reconcile net income (loss) to net cash provided by operating activities	(70,695)	(202,359)	(326,859)
Net cash provided by operations	(85,156)	(117,616)	(189,930)
Cash flows from investing activities
Current period settlements of matured derivative contracts	132,265	144,145	(3,654)
Net cash (used in) investing	132,265	144,145	(3,654)
Cash flows from financing activities
Proceeds from issuance of long-term debt	130,000	85,000	170,000
Repayment under long-term debt	(62,000)	(335,000)	(468,000)
Proceeds from senior notes		236,475	500,000
Purchase of senior notes	(84,589)
Payment of debt issuance costs		(1,556)	(13,416)
Net distributions paid to JEH unitholders	(40,993)
Net cash provided by financing	(57,582)	(15,081)	188,584
Net increase (decrease) in cash	(10,473)	11,448	(5,000)
Cash
Beginning of period	12,448	1,000	6,000
End of period	1,975	12,448	1,000
Guarantor Subsidiaries
Cash flows from operating activities
Net income (loss)	(94,141)	(95,960)	110,932
Adjustments to reconcile net income (loss) to net cash provided by operating activities	353,426	405,214	343,999
Net cash provided by operations	259,285	309,254	454,931
Cash flows from investing activities
Additions to oil and gas properties	(264,462)	(311,305)	(474,619)
Net adjustments to purchase price of properties acquired			15,709
Proceeds from sales of assets	1,645	41	448
Acquisition of other property, plant and equipment	(310)	(1,101)	(1,683)
Net cash (used in) investing	(263,127)	(312,365)	(460,145)
Cash flows from financing activities
Net increase (decrease) in cash	(3,842)	(3,111)	(5,214)
Cash
Beginning of period	9,325	12,436	17,650
End of period	5,483	9,325	12,436
Non-Guarantor Subsidiaries
Cash flows from operating activities
Net income (loss)	(455)	(207)	(180)
Adjustments to reconcile net income (loss) to net cash provided by operating activities	455	197	140
Net cash provided by operations		(10)	(40)
Cash flows from financing activities
Net increase (decrease) in cash		(10)	(40)
Cash
Beginning of period	20	30	70
End of period	$ 20	$ 20	$ 30